Nature of Expenses (Summary of Detailed Information about Expenses by Nature) (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Provincial Mining [abstract]
Saskatchewan potash production tax	$ 161	$ 279
Saskatchewan resource surcharge and other	$ 94	$ 119